Provisions - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current provisions (a)
Provisions for pensions and similar obligations	€ 99	€ 102
Other provisions	20	23
Non-current provisions	119	125
Current provisions (b)
Trade provisions	23	25
Other provisions	12	14
Current provisions	35	39
Total provisions	€ 154	€ 164	€ 165	€ 166